Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 25,793	$ 25,607	$ 186,374	$ 139,508	$ 97,616
Income Taxes (Textual) [Abstract]
Income taxes receivable			381	1,789
Income tax rate			35.00%	35.00%	35.00%
Deferred tax benefit related to APB 23 assertion			4,023
Puerto Rico tax rate			30.00%	39.00%
Rate Change (b)			1,743
Net operating loss subject to IRC 382			43,201
IRC 382 limitation available for use			25,337
Amounts of credits available to offset federal income tax			3,476
Net change in total valuation allowance			410	1,653	(13)
Potential deferred tax liability			5,459
Undistributed earnings of subsidiaries			15,596
Unrecognized tax benefits			135	322	919
Interest and penalty Expense			7	35
Interest and penalties related to uncertain tax positions			27	67
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations			62
U S [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss			58,412
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Puerto Rico net operating loss carry forward			21,778
Net operating loss			4,896
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forward			342,534
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforward			457,965
Valuation allowance for State and Local deferred tax assets			$ 3,742	$ 3,332